SUMMARY OF IMPAIRED LOANS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Troubled Debt Restructurings [Line Items]
Recorded Investment	$ 5,828	$ 10,924	$ 12,056
Unpaid Principal Balance	5,950	10,924	12,056
Related Allowance With an allowance recorded	302	524	557
Commercial Loan [Member]
Troubled Debt Restructurings [Line Items]
Unpaid Principal Balance		1,941
Commercial Loan [Member] | Operating [Member]
Troubled Debt Restructurings [Line Items]
Related Allowance With an allowance recorded	128	111	107
Recorded Investment, With no related allowance recorded	0	66	234
Recorded Investment, With an allowance recorded	797	967	925
Unpaid Principal Balance With no related allowance recorded	0	66	234
Unpaid Principal Balance With an allowance recorded	919	967	925
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Troubled Debt Restructurings [Line Items]
Unpaid Principal Balance		713
Related Allowance With an allowance recorded	132	232	248
Recorded Investment, With no related allowance recorded	0	54	92
Recorded Investment, With an allowance recorded	1,614	1,679	1,732
Unpaid Principal Balance With no related allowance recorded	0	54	92
Unpaid Principal Balance With an allowance recorded	1,614	1,679	1,732
Commercial Loan [Member] | Real Estate Other [Member]
Troubled Debt Restructurings [Line Items]
Unpaid Principal Balance		1,228
Related Allowance With an allowance recorded	42	181	202
Recorded Investment, With no related allowance recorded	1,942	6,876	5,820
Recorded Investment, With an allowance recorded	1,475	1,282	3,253
Unpaid Principal Balance With no related allowance recorded	1,942	6,876	5,820
Unpaid Principal Balance With an allowance recorded	1,475	1,282	3,253
Commercial Loan [Member] | Consumer Other [Member]
Troubled Debt Restructurings [Line Items]
Related Allowance With an allowance recorded	302	524	557
Recorded Investment, With no related allowance recorded	1,942	6,996	6,146
Recorded Investment, With an allowance recorded	3,886	3,928	5,910
Unpaid Principal Balance With no related allowance recorded	1,942	6,996	6,146
Unpaid Principal Balance With an allowance recorded	$ 4,008	$ 3,928	$ 5,910